Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 29	$ 32
Dividends received on our common shares held in plan assets	$ 4	$ 4
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	1	1
Plan assets, fair value of our common shares	$ 128	$ 96
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	2,819	7
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	(48)	(7)
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	456	1,024
Estimated contributions to pension plans and other post-employment benefit plans	520
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	356	363
Net interest expense (income) for pension plans	7	14
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	3	4
Net interest expense (income) for pension plans	0	1
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	75	$ 63
Estimated contributions to pension plans and other post-employment benefit plans	$ 84